Schedule of investments
Delaware Ivy Large Cap Growth Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.96%♦
Communication Services — 12.01%
Alphabet Class A †	121,899	$ 265,649,615
Alphabet Class C †	18,892	41,325,305
Electronic Arts	1,133,347	137,871,663
Meta Platforms Class A †	407,004	65,629,395
Pinterest Class A †	1,137,976	20,665,644
		531,141,622
Consumer Discretionary — 12.45%
Amazon.com †	2,362,571	250,928,666
Booking Holdings †	28,441	49,743,024
Ferrari *	421,639	77,362,324
Home Depot	181,982	49,912,203
LVMH Moet Hennessy Louis Vuitton ADR *	464,911	56,821,422
NIKE Class B	641,444	65,555,577
		550,323,216
Consumer Staples — 3.66%
Coca-Cola	2,403,329	151,193,427
Estee Lauder Class A	41,801	10,645,461
		161,838,888
Financials — 4.44%
Intercontinental Exchange	933,497	87,786,058
S&P Global	321,531	108,375,239
		196,161,297
Healthcare — 9.31%
Cooper	266,396	83,413,915
Danaher	188,257	47,726,915
Intuitive Surgical †	235,425	47,252,152
UnitedHealth Group	357,705	183,728,019
Zoetis	287,515	49,420,953
		411,541,954
Industrials — 10.26%
CoStar Group †	2,857,915	172,646,645
JB Hunt Transport Services	489,120	77,021,726
Stanley Black & Decker	150,334	15,764,023
TransUnion	1,373,639	109,877,384
Union Pacific	168,574	35,953,463
Verisk Analytics	243,752	42,191,034
		453,454,275
Information Technology — 46.83%
Adobe †	215,552	78,904,965
Apple	2,740,625	374,698,250
Autodesk †	278,631	47,913,387
Broadridge Financial Solutions	597,720	85,204,986
Intuit	245,891	94,776,227
Microsoft	2,216,429	569,245,460
Motorola Solutions	862,617	180,804,523
NVIDIA	781,927	118,532,314
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
PayPal Holdings †	590,361	$ 41,230,812
Salesforce †	419,907	69,301,451
VeriSign †	998,246	167,036,503
Visa Class A *	1,229,752	242,125,872
		2,069,774,750
Total Common Stocks (cost $2,324,697,309)		4,374,236,002

Short-Term Investments — 1.06%
Money Market Mutual Fund — 1.06%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	46,610,520	46,610,520
Total Short-Term Investments (cost $46,610,520)		46,610,520

Total Value of Securities Before Securities Lending Collateral—100.02% (cost $2,371,307,829)		4,420,846,522

Securities Lending Collateral — 0.04%
Money Market Mutual Fund — 0.04%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	1,669,000	1,669,000
Total Securities Lending Collateral (cost $1,669,000)		1,669,000

Total Value of Securities—100.06% (cost $2,372,976,829)		4,422,515,522■
Obligation to Return Securities Lending Collateral — (0.04%)		(1,669,000)
Liabilities Net of Receivables and Other Assets — (0.02%)		(819,349)
Net Assets Applicable to 170,842,317 Shares Outstanding—100.00%		$4,420,027,173
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $243,746,411 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $250,244,934.
NQ-IV067 [6/22] 8/22 (2352515)    1

Schedule of investments
Delaware Ivy Large Cap Growth Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV067 [6/22] 8/22 (2352515)